Note 3 - Property and Equipment (Details Textual) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2021	May 31, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Tangible Asset Impairment Charges, Total								$ 0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance				$ 1,337,407		$ 1,337,407		$ 1,337,407	$ 844,359
Property, Plant and Equipment, Disposals		$ 1,530,024
Depreciation, Total				$ 49,861	$ 109,060	$ 144,640	$ 327,178
Service Equipment Related to Pinnacle Vac [Member]
Property, Plant and Equipment, Transfers and Changes	$ 201,388
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	7,484
Vehicles [Member]
Property, Plant and Equipment, Disposals			$ 51,806
Property, Plant and Equipment, Additions			91,132
Banner Midstream Corp. [Member]
Tangible Asset Impairment Charges, Total									0	$ 0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance									844,359	409,848
Depreciation, Total									$ 434,511	$ 409,848
Banner Midstream Corp. [Member] | Service Equipment Related to Pinnacle Vac [Member]
Property, Plant and Equipment, Transfers and Changes	201,388
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	$ 7,484
Banner Midstream Corp. [Member] | Vehicles [Member]
Property, Plant and Equipment, Disposals			51,806
Property, Plant and Equipment, Additions			$ 91,132